Eaton Vance

Tax-Managed Global Dividend Income Fund

January 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value
Aerospace & Defense — 0.8%
Safran S.A.(1)	40,954	$5,148,228

		$5,148,228

Banks — 6.1%
Bank of New York Mellon Corp. (The)	214,935	$8,560,861
Citigroup, Inc.	121,500	7,045,785
HDFC Bank, Ltd.(1)	216,762	4,138,083
ING Groep NV(1)	719,249	6,395,101
Japan Post Bank Co., Ltd.	88,592	766,054
Mitsubishi UFJ Financial Group, Inc.	1,039,021	4,691,988
Mizuho Financial Group, Inc.	58,178	766,921
Sumitomo Mitsui Financial Group, Inc.	36,647	1,138,561
Wells Fargo & Co.	147,198	4,398,276

		$37,901,630

Beverages — 1.0%
Diageo PLC	163,341	$6,557,679

		$6,557,679

Biotechnology — 1.1%
CSL, Ltd.	34,371	$7,125,847

		$7,125,847

Building Products — 0.9%
Assa Abloy AB, Class B	216,439	$5,352,920

		$5,352,920

Chemicals — 0.7%
Sika AG	15,720	$4,277,596

		$4,277,596

Construction & Engineering — 0.0%
Abengoa S.A., Class A(1)(2)	74,946	$0
Abengoa S.A., Class B(1)(2)	774,970	0

		$0

Construction Materials — 0.9%
CRH PLC	143,338	$5,881,846

		$5,881,846

Consumer Finance — 0.6%
Capital One Financial Corp.	33,051	$3,445,897

		$3,445,897

Security	Shares	Value
Diversified Financial Services — 2.5%
Berkshire Hathaway, Inc., Class B(1)	42,203	$9,616,798
ORIX Corp.	360,990	5,792,406

		$15,409,204

Electric Utilities — 2.3%
Enel SpA	305,726	$3,032,187
Iberdrola S.A.	385,095	5,213,871
NextEra Energy, Inc.	72,327	5,849,085

		$14,095,143

Electrical Equipment — 2.6%
AMETEK, Inc.	76,587	$8,674,244
Schneider Electric SE	51,517	7,540,061

		$16,214,305

Electronic Equipment, Instruments & Components — 4.6%
CDW Corp.	32,409	$4,266,969
Halma PLC	120,027	4,045,655
Keyence Corp.	10,370	5,567,457
Murata Manufacturing Co., Ltd.	46,651	4,480,736
TE Connectivity, Ltd.	50,086	6,030,354
Zebra Technologies Corp., Class A(1)	11,500	4,460,045

		$28,851,216

Entertainment — 2.1%
Nintendo Co., Ltd.	6,939	$3,994,333
Walt Disney Co. (The)(1)	55,607	9,351,429

		$13,345,762

Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	17,426	$3,961,976
Equity Residential	72,616	4,476,050

		$8,438,026

Food & Staples Retailing — 0.6%
Tesco PLC(1)	1,234,310	$4,039,154

		$4,039,154

Food Products — 3.0%
Mondelez International, Inc., Class A	172,795	$9,579,755
Nestle S.A.	80,979	9,077,468

		$18,657,223

Gas Utilities — 0.5%
Snam SpA	545,144	$2,858,576

		$2,858,576

Security	Shares	Value
Health Care Equipment & Supplies — 4.6%
Alcon, Inc.(1)	90,640	$6,504,994
Boston Scientific Corp.(1)	254,730	9,027,631
Intuitive Surgical, Inc.(1)	8,749	6,541,102
Siemens Healthineers AG(3)	38,946	2,184,147
Straumann Holding AG	3,757	4,164,367

		$28,422,241

Health Care Providers & Services — 0.8%
Anthem, Inc.	16,328	$4,849,089

		$4,849,089

Hotels, Restaurants & Leisure — 0.7%
Compass Group PLC(1)	251,444	$4,491,486

		$4,491,486

Industrial Conglomerates — 2.1%
DCC PLC	79,760	$6,000,313
Siemens AG	44,824	6,945,037

		$12,945,350

Insurance — 4.1%
Allstate Corp. (The)	46,344	$4,967,150
Aviva PLC	1,112,465	5,088,506
AXA S.A.	200,300	4,437,516
Dai-ichi Life Holdings, Inc.	49,598	755,714
Japan Post Insurance Co., Ltd.	37,345	733,503
Old Republic International Corp.	210,348	3,807,299
Progressive Corp. (The)	67,586	5,892,823

		$25,682,511

Interactive Media & Services — 6.0%
Alphabet, Inc., Class C(1)	12,379	$22,724,625
Facebook, Inc., Class A(1)	39,369	10,170,194
Tencent Holdings, Ltd.	53,837	4,797,053

		$37,691,872

Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc.(1)	7,066	$22,655,009

		$22,655,009

IT Services — 2.9%
Amadeus IT Group S.A.	109,125	$6,966,892
Global Payments, Inc.	18,751	3,309,926
Visa, Inc., Class A	41,364	7,993,593

		$18,270,411

Security	Shares	Value
Leisure Products — 1.1%
Yamaha Corp.	127,019	$7,158,328

		$7,158,328

Life Sciences Tools & Services — 0.6%
Lonza Group AG	5,672	$3,622,703

		$3,622,703

Machinery — 4.1%
Alstom S.A.(1)	87,332	$4,735,103
Ingersoll Rand, Inc.(1)	98,467	4,119,859
Sandvik AB(1)	230,519	5,741,100
SMC Corp.	8,564	5,182,612
Stanley Black & Decker, Inc.	31,780	5,513,512

		$25,292,186

Metals & Mining — 1.4%
Rio Tinto, Ltd.	101,868	$8,526,246

		$8,526,246

Mortgage Real Estate Investment Trusts (REITs) — 0.5%
AGNC Investment Corp.	182,679	$2,849,792

		$2,849,792

Multi-Utilities — 0.4%
CMS Energy Corp.	47,258	$2,688,035

		$2,688,035

Oil, Gas & Consumable Fuels — 3.0%
Chevron Corp.	53,983	$4,599,352
EOG Resources, Inc.	119,853	6,107,709
Phillips 66	57,768	3,916,670
TOTAL SE	97,033	4,089,783

		$18,713,514

Personal Products — 1.4%
Unilever PLC	149,949	$8,735,305

		$8,735,305

Pharmaceuticals — 6.6%
Eli Lilly & Co.	41,690	$8,670,269
Novo Nordisk A/S, Class B	93,175	6,491,333
Roche Holding AG PC	22,952	7,921,006
Sanofi	96,153	9,043,022
Takeda Pharmaceutical Co., Ltd.	31,882	1,121,277
Zoetis, Inc.	50,743	7,827,108

		$41,074,015

Security	Shares	Value
Professional Services — 3.0%
Recruit Holdings Co., Ltd.	143,835	$6,256,448
RELX PLC	351,487	8,702,283
Verisk Analytics, Inc.	18,973	3,481,545

		$18,440,276

Semiconductors & Semiconductor Equipment — 5.7%
ASML Holding NV	19,168	$10,232,909
Infineon Technologies AG	202,580	8,116,076
Micron Technology, Inc.(1)	102,374	8,012,813
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	76,078	9,244,998

		$35,606,796

Software — 5.2%
Dassault Systemes SE	24,052	$4,801,342
Intuit, Inc.	11,321	4,089,485
Microsoft Corp.	101,449	23,532,110

		$32,422,937

Specialty Retail — 2.3%
Lowe’s Cos., Inc.	39,286	$6,554,869
TJX Cos., Inc. (The)	122,549	7,848,038

		$14,402,907

Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	112,298	$14,818,844
Konica Minolta, Inc.	181,952	789,324

		$15,608,168

Textiles, Apparel & Luxury Goods — 2.9%
adidas AG(1)	31,249	$9,908,395
LVMH Moet Hennessy Louis Vuitton SE	13,501	8,162,638

		$18,071,033

Tobacco — 0.5%
Imperial Brands PLC	146,478	$2,940,048

		$2,940,048

Wireless Telecommunication Services — 0.2%
SoftBank Corp.	88,040	$1,156,534

		$1,156,534

Total Common Stocks (identified cost $475,696,541)		$609,917,044

Corporate Bonds & Notes — 1.1%

Security	Principal Amount (000’s omitted)	Value
Banks — 0.2%
Citigroup, Inc., Series M, 6.30% to 5/15/24(5)(6)	$240	$257,186
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(3)(5)(6)	280	303,800
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(5)(6)	237	259,072
Societe Generale S.A., 5.375% to 11/18/30(3)(5)(6)	200	209,000

		$1,029,058

Capital Markets — 0.0%(4)
Charles Schwab Corp. (The), Series G, 5.375% to 6/1/25(5)(6)	$151	$167,740

		$167,740

Diversified Financial Services — 0.8%
PPTT, 2006-A GS, Class A, 5.932%(3)(6)(7)	$4,541	$4,923,340

		$4,923,340

Electric Utilities — 0.0%(4)
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(5)	$80	$93,540

		$93,540

Gas Utilities — 0.1%
NiSource, Inc., 5.65% to 6/15/23(5)(6)	$290	$299,062

		$299,062

Insurance — 0.0%(4)
QBE Insurance Group, Ltd., 5.875% to 5/12/25(3)(5)(6)	$200	$217,980

		$217,980

Oil, Gas & Consumable Fuels — 0.0%(4)
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(5)(6)	$207	$114,368
Odebrecht Oil & Gas Finance, Ltd., 0.00%(3)(6)	2,008	16,564
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(5)(6)	195	162,298

		$293,230

Pipelines — 0.0%(4)
Energy Transfer Operating, L.P., Series B, 6.625% to 2/15/28(5)(6)	$172	$147,705

		$147,705

Total Corporate Bonds & Notes (identified cost $8,556,897)		$7,171,655

Exchange-Traded Funds — 0.2%

Security	Shares	Value
Equity Funds — 0.2%
iShares Preferred & Income Securities ETF	25,815	$977,098

Total Exchange-Traded Funds (identified cost $905,252)		$977,098

Preferred Stocks — 0.2%

Security	Shares	Value
Food Products — 0.2%
Ocean Spray Cranberries, Inc., Series A, 6.25%(3)	11,860	$1,043,680

		$1,043,680

Oil, Gas & Consumable Fuels — 0.0%(4)
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(5)	15,465	$265,534

		$265,534

Total Preferred Stocks (identified cost $1,265,286)		$1,309,214

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(8)	3,970,857	$3,970,857

Total Short-Term Investments (identified cost $3,970,857)		$3,970,857

Total Investments — 100.0% (identified cost $490,394,833)		$623,345,868

Other Assets, Less Liabilities — (0.0)%(4)		$(302,559)

Net Assets — 100.0%		$623,043,309

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2021, the aggregate value of these securities is $8,898,511 or 1.4% of the Fund’s net assets.

(4)	Amount is less than 0.05% or (0.05)%, as applicable.

(5)	Security converts to variable rate after the indicated fixed-rate coupon period.

(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(7)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at January 31, 2021.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments.

Country Concentration of Portfolio

Country	Percentage of Total Investments		Value
United States	50.1%		$312,170,263
United Kingdom	8.1		50,600,429
Japan	8.1		50,352,196
France	7.7		48,166,693
Switzerland	6.7		41,598,488
Germany	4.4		27,153,655
Netherlands	2.7		16,628,010
Australia	2.5		15,870,073
Spain	1.9		12,180,763
Sweden	1.8		11,094,020
Taiwan	1.5		9,244,998
Denmark	1.0		6,491,333
Italy	0.9		5,890,763
Ireland	0.9		5,881,846
China	0.8		4,797,053
India	0.7		4,138,083
Canada	0.0	(1)	93,540
Brazil	0.0	(1)	16,564
Exchange-Traded Funds	0.2		977,098

Total Investments	100.0%		$623,345,868

(1)	Amount is less than 0.05%.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	72	Long	3/19/21	$13,338,720	$138,392
STOXX Europe 600 Index	(554)	Short	3/19/21	(13,247,798)	(85,077)

					$53,315

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PPTT	-	Preferred Pass-Through Trust

At January 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

At January 31, 2021, the value of the Fund’s investment in affiliated funds was $3,970,857, which represents 0.6% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$2,744,375	$28,332,027	$(27,105,545)	$—	$—	$3,970,857	$299	3,970,857

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Communication Services	$42,246,248	$9,947,920		$—	$52,194,168
Consumer Discretionary	37,057,916	29,720,847		—	66,778,763
Consumer Staples	9,579,755	31,349,654		—	40,929,409
Energy	14,623,731	4,089,783		—	18,713,514
Financials	50,584,681	34,704,353		—	85,289,034
Health Care	36,915,199	48,178,696		—	85,093,895
Industrials	21,789,160	61,604,105		0	83,393,265
Information Technology	85,759,137	45,000,391		—	130,759,528
Materials	—	18,685,688		—	18,685,688
Real Estate	8,438,026	—		—	8,438,026
Utilities	8,537,120	11,104,634		—	19,641,754
Total Common Stocks	$315,530,973	$294,386,071	**	$0	$609,917,044
Corporate Bonds & Notes	$—	$7,171,655		$—	$7,171,655
Exchange-Traded Funds	977,098	—		—	977,098
Preferred Stocks
Consumer Staples	—	1,043,680		—	1,043,680
Energy	265,534	—		—	265,534
Total Preferred Stocks	$265,534	$1,043,680		$—	$1,309,214
Short-Term Investments	$—	$3,970,857		$—	$3,970,857
Total Investments	$316,773,605	$306,572,263		$0	$623,345,868
Futures Contracts	$138,392	$—		$—	$138,392
Total	$316,911,997	$306,572,263		$—	$623,484,260

Liability Description
Futures Contracts	$(85,077)	$—		$—	$(85,077)
Total	$(85,077)	$—		$—	$(85,077)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2021 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.